Fair value measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contingent considerations	¥ 0	¥ 0	¥ (61,209)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Contingent considerations	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Contingent considerations	0	0
Total	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Contingent considerations	0	(30,000)
Total	¥ 0	¥ (30,000)